10. Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Note Payable

Note 10 – Convertible Note Payable

On November 1, 2017, the Company sold a 10% Convertible Promissory Note (“Auctus Note”) in a principal amount of $170,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $153,650. The Note matures on November 1, 2018 and can be converted into the Company’s common stock after 180 days from the date the Note is issued. In early May 2018 when the note became convertible at a variable price the conversion feature was valued and recorded as a derivative liability. The conversion option continued to qualify for derivative treatment until the note was amended on June 8, 2018 (see below) and a minimum conversion price was added to the instrument. The derivative was initially valued at $176,860 which was allocated $170,000 as a debt discount and $6,860 as a loss on derivative liability. The debt discount was fully amortized and the derivative liability was adjusted to $0 as June 8, 2018 when the debt was amended. The result was $170,000 of amortization of debt discount included in interest expense and $176,860 of gain on change in derivative liability.

Effective June 8, 2018 the Company and Auctus Fund, LLC (“Auctus”) signed an Amendment No. 1 to the Convertible Promissory Noted (the “Auctus Note”) dated November 1, 2017 (the “Auctus Amendment”). Under the terms of the Auctus Amendment, the principal outstanding balance of the Auctus Note has been increased from $170,000, to $212,500. Also, Auctus agreed to forbear from exercising rights arising from certain Events of Default (as defined in the Note) unless a new Event of Default occurs or the Company fails to become current in its required SEC filings by June 30, 2018. Auctus also agreed not to exercise its conversion privileges under the Auctus Note at prices below $0.02 per share until September 30, 2018. The Company evaluated this conversion feature and determined that it did not qualify for derivative accounting. It was then determined that no beneficial conversion feature existed at the time of debt issuance. The Company recorded the change in the debt instrument as an extinguishment and recorded the increase in principal balance of $42,500 as a loss on extinguishment of debt. On August 16, 2018 the Auctus Note was again amended to decrease the minimum conversion price to $0.018. The amendment was not considered to be a substantial modification. The Company re-evaluated the conversion feature and determined that no beneficial conversion feature existed at the time of the amendment.

During the nine months ended September 30, 2018, 6,000,000 shares were related to the conversion of $91,070 of notes and $19,330 of interest and fees. As of September 30, 2018, $121,430 remains outstanding on the Auctus Notes.

On November 2, 2017, the Company sold a 10% Convertible Promissory Note (“EMA Note”) in principal amount of $125,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $113,500. The Note originally matured on November 2, 2018 but was amended to be November 2, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued. In early May 2018 when the note became convertible at a variable price the conversion feature was valued and recorded as a derivative liability. The conversion option continued to qualify for derivative treatment until the note was amended on June 8, 2018 (see below) and a minimum conversion price was added to the instrument. The derivative was initially valued at $225,711 which was allocated $125,000 as a debt discount and $100,711 as a loss on derivative liability. The debt discount was fully amortized and the derivative liability was adjusted to $0 as June 8, 2018 when the debt was amended. The result was $125,000 of amortization of debt discount included in interest expense and $225,711 of gain on change in derivative liability.

Effective June 8, 2018 the Company and EMA Financial, LLC (“EMA”) signed an Amendment No. 1 to the Convertible Promissory Noted (the “EMA Note”) dated November 2, 2017 (the “EMA Amendment”). Under the terms of the EMA Amendment, the principal outstanding balance of the EMA Note has been increased from $125,000, to $156,250. Also, EMA agreed to forbear from exercising rights arising from certain Events of Default (as defined in the Note) unless a new Event of Default occurs or the Company fails to become current in its required SEC filings by June 30, 2018. EMA also agreed not to exercise its conversion privileges under the EMA Note at prices below $0.02 per share until September 30, 2018. The Company evaluated this conversion feature and determined that it did not qualify for derivative accounting. It was then determined that no beneficial conversion feature existed at the time of debt issuance. The Company recorded the change in the debt instrument as an extinguishment and recorded the increase in principal balance of $31,250 as a loss on extinguishment of debt. On August 16, 2018 the EMA Note was again amended to decrease the minimum conversion price to $0.018. The amendment was not considered to be a substantial modification. The Company re-evaluated the conversion feature and determined that no beneficial conversion feature existed at the time of the amendment.

The Company evaluated other convertible instruments and determined that the outstanding common stock warrants were required to be treated as a derivative during the period from May 1, 2018 through June 8, 2018 as a result of the variable conversion feature on the above notes. As a result an initial derivative liability of $62,569 was recorded and reclassified out of equity and a final derivative liability of $70,650 was reclassified back into equity at the point the common stock warrants no longer qualified as a derivative. The impact was the recording of a loss on derivative liability of $8,081.

During the nine months ended September 30, 2018, 1,600,000 shares were related to the conversion of $26,550 of notes and $2,250 of interest and fees. As of September 30, 2018, $129,700 remains outstanding on the EMA Notes.

On July 26, 2018, the Company sold a 10% Convertible Promissory Note to Power Up Lending Group Ltd. (“July Power Up Note”) in a principal amount of $63,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $60,000. The Note matures on July 26, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.

On August 20, 2018, the Company sold a 10% Convertible Promissory Note to Power Up Lending Group Ltd. (“August Power Up Note”) in a principal amount of $38,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $35,000. The Note matures on August 20, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.

As of September 30, 2018, the balance on the convertible notes, net of unamortized discount of $5,121, is $347,010 with accrued interest of $13,902. As of December 31, 2017, the balance on the notes, net of unamortized discount of $23,303 is $271,697 with accrued interest of $4,815. During the three and nine months ended September 30, 2018, $879 and $24,183 of debt discount related to the above notes, respectively, was amortized to interest expense.

Note 10 – Convertible Note Payable and Derivative Liability

On October 1, 2014, we issued a convertible promissory note to a provider of legal services in the original principal amount of $51,532. The note was issued to evidence the Company’s indebtedness for legal services previously rendered. Interest accrues quarterly on the outstanding principal and interest balance of the Note at 6% per annum. The principal plus accrued and unpaid interest was due upon five days’ written demand of the note holder. The note is unsecured.

The note principal and accrued interest was convertible at any time into shares of common stock at a conversion price of $0.039, which represented the closing bid price of the common stock on the OTC Bulletin Board on the date of issuance.

In April 2016 the note holder elected to convert a total of $23,400, consisting of $18,512 of principal and $4,888 of accrued interest. The conversion resulted in the issuance of 600,000 shares of the Company’s common stock. As a result of the conversion, a total of $20,044 of the derivative liability associated with the note was reclassified to additional paid in capital on the conversion date. At December 31, 2016 the remaining note balance was $33,020.

On April 14, 2017 the Company and the note holder agreed to modify the terms of the note to reduce the conversion rate from $0.039 to $0.01, and the maturity terms from five days written demand to 180 days. Immediately subsequent to the modifications, the note holder converted $20,000 of the principal into 2,000,000 shares of common stock. This transaction resulted in a total of $173,146 of the derivative liability reclassified to additional paid-in capital. Immediately following the conversion, the note principal balance was $13,020 together with accrued interest of $1,830. The Company agreed to pay the note holder $8,850 in cash consisting of a partial principal payment of $7,020 and the $1,830 accrued interest. This resulted in a $76,621 reduction of the derivative liability, which was recorded as a gain on change of the derivative liability. Following these transactions the note had a remaining principal balance of $6,000 and no accrued interest.

Immediately following the modifications and conversion, the note holder agreed to sell the note to a third party, Bright Star International, Inc. (“Bright Star”), with which the Company subsequently entered into an investor and public relations consulting agreement effective May 22, 2017. Upon the sale of the note to Bright Star, the Company again agreed to further reduce the conversion rate from $0.01 to $0.001. All other provisions of the note remained unchanged. Bright Star elected to convert $3,000 of the remaining principal into 3,000,000 shares of the Company’s common stock. This transaction resulted in a total of $268,930 of the derivative liability transferred to Additional paid-in capital.

On August 3, 2017, Brightstar converted the remaining $3,000 of the note into an additional 3,000,000 shares of the Company’s stock. Accrued interest on the note of $55 was also converted. This transaction resulted in a total of $335,200 of the derivative liability and $55 of accrued interest transferred to Additional paid-in-capital. As of December 31, 2017, there are no additional principal or accrued interest amounts owed on the note.

The note contained certain anti-dilution provisions that would reduce the conversion price should the Company issue common stock equivalents at a price less than the note conversion price.  Accordingly, the conversion features of the note are considered a discount to the note.  However, since the note is payable upon demand by the note holder, the value of the discount was considered interest expense at the time of its inception.

The note was evaluated quarterly or upon a triggering event, and upon any valuations in which the value of the discount changes we recognized a gain or loss due to a decrease or increase, respectively, in the fair value of the derivative liability.  We estimated the fair value of the derivative using the Black-Scholes option pricing model, which includes assumptions for expected dividends, expected share price volatility, risk-free interest rate, and expected life of the note. Our expected volatility assumption is based on our historical weekly closing price of our stock over a period equivalent to the expected remaining life of the note.

Based upon the above, the note was evaluated upon the initial change in the conversion rate on April 14, 2017 from $0.039 to $0.01. This evaluation resulted in an increase of the liability and a loss on change of the derivative liability of $239,640.  The note was again evaluated upon the subsequent reduction of the conversion rate from $0.01 to $0.001. This evaluation resulted in an increase of the liability and a loss on change of the derivative liability of $485,917.

The following table summarizes the assumptions used to value the derivative liability on April 14 for each change in the conversion rate:

Fair value assumptions – derivative:	April 14, 2017
Risk free interest rate	1.03%
Expected term (years)	1.0
Expected volatility	154%
Expected dividends	0%

On August 3, 2017, in accordance with the final conversion of the remaining $3,000 principal of the note, the fair value of the derivative liability was determined to be $335,200 resulting in an additional loss on change of the derivative liability of $1,900

The following table summarizes the assumptions used to value the derivative liability at August 3, 2017:

Fair value assumptions – derivative:	August 3, 2017
Risk free interest rate	1.22%
Expected term (years)	1.0
Expected volatility	137%
Expected dividends	0%

The quarterly and special evaluations combined with the gain resulting from the agreement to pay a portion of the principal and interest to the original note holder have resulted in a total loss on changes of the derivative liability of $1,900 and $657,776 for the three and nine-months ended December 31, 2017, respectively. For the three and year ended December 31, 2016, we recorded a gain on the change in the derivative liability of $70,680 and a loss of $75,854, respectively.

The following table summarizes the assumptions used to value the derivative liability at December 31, 2016:

Fair value assumptions – derivative:	December 31, 2016
Risk free interest rate	0.85%
Expected term (years)	1.0
Expected volatility	158%
Expected dividends	0%

A total of $-0- and $1,316 of interest is accrued on the note at December 31, 2017 and December 31, 2016, respectively, and is included in Accrued interest on the accompanying consolidated balance sheets.

On November 1, 2017, the Company sold a 10% Convertible Promissory Note (“Note”) in a principal amount of $170,000 for a purchase price equal to the principal amount of the Note pursuant to the terms a of Securities Purchase Agreement dated November 1, 2017. After deducting the investor’s discount and legal fees, net proceeds to the Company were $153,650. The Note matures on November 1, 2018 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.

On November 2, 2017, the Company sold a 10% Convertible Promissory Note (“Note”) in principal amount of $125,000 for a purchase price equal to the principal amount of the Note pursuant to the terms of a of Securities Purchase Agreement dated November 2, 2017. After deducting the investor’s discount and legal fees, net proceeds to the Company were $113,500. The Note matures on November 2, 2018 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.